                             [LOGO OF NATIONWIDE(R)]

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-C

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2003

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

FHL - 474 - 12/03

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                             [LOGO OF NATIONWIDE(R)]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to present the 2003 annual report of the Nationwide VA Separate Account-C.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gaspers

                           Joseph J. Gasper, President
                                February 12, 2004

                                        2

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                        NATIONWIDE VA SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      3,451,034 shares (cost $81,636,000) ......................................  $      79,994,974

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      788,966 shares (cost $16,078,490) ........................................         12,299,982

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      11,778,982 shares (cost $11,778,982) .....................................         11,778,982

    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      4,662,590 shares (cost $63,953,038) ......................................         47,884,799

    One Group(R) IT Balanced Portfolio (OGBal)
      11,208,500 shares (cost $168,053,250) ....................................        162,411,162

    One Group(R) IT Bond Portfolio (OGBond)
      9,592,103 shares (cost $104,224,707) .....................................        111,076,555

    One Group(R) IT Diversified Equity Portfolio (OGDivEq)
      7,080,194 shares (cost $105,860,950) .....................................        100,467,954

    One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
      2,533,923 shares (cost $38,437,088) ......................................         39,275,800

    One Group(R) IT Equity Index Portfolio (OGEqIndx)
      11,596,168 shares (cost $125,410,784) ....................................        112,714,750

    One Group(R) IT Government Bond Portfolio (OGGvtBd)
      14,728,351 shares (cost $158,441,595) ....................................        171,879,856

    One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
      12,662,733 shares (cost $266,088,584) ....................................        158,410,794

    One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
      10,180,549 shares (cost $179,882,914) ....................................        159,732,807

    One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
      5,099,485 shares (cost $59,585,210) ......................................         70,270,909
                                                                                  -----------------
        Total investments ......................................................      1,238,199,324

  Accounts receivable ..........................................................                  -
                                                                                  -----------------
        Total assets ...........................................................      1,238,199,324

Accounts payable ...............................................................              1,181
                                                                                  -----------------
Contract owners' equity (note 4) ...............................................  $   1,238,198,143
                                                                                  =================

See accompanying notes to financial statements.

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                                        4

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                               Total           FidVIPEI          FidVIPOv          GVITMyMkt
                                                          --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $   21,267,891         1,356,049            91,830           103,930
  Mortality and expense risk charges (note 2) .........      (14,543,091)         (941,398)         (136,683)         (210,899)
                                                          --------------    --------------    --------------    --------------
    Net investment income (loss) ......................        6,724,800           414,651           (44,853)         (106,969)
                                                          --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...............       94,480,381        11,479,330         2,196,453        16,403,560
  Cost of mutual fund shares sold .....................     (114,244,512)      (13,638,922)       (3,569,341)      (16,403,560)
                                                          --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...............      (19,764,131)       (2,159,592)       (1,372,888)                -
  Change in unrealized gain (loss) on investments .....      203,021,151        20,134,448         5,155,775                 -
                                                          --------------    --------------    --------------    --------------
    Net gain (loss) on investments ....................      183,257,020        17,974,856         3,782,887                 -
                                                          --------------    --------------    --------------    --------------
  Reinvested capital gains ............................                -                 -                 -                 -
                                                          --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $  189,981,820        18,389,507         3,738,034          (106,969)
                                                          ==============    ==============    ==============    ==============

                                                            GVITNWFund           OGBal            OGBond            OGDivEq
                                                          --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................          246,347         4,293,224         5,303,798           485,070
  Mortality and expense risk charges (note 2) .........         (576,922)       (1,942,423)       (1,299,144)       (1,071,987)
                                                          --------------    --------------    --------------    --------------
    Net investment income (loss) ......................         (330,575)        2,350,801         4,004,654          (586,917)
                                                          --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...............        6,516,228        10,438,417         2,284,167           579,454
  Cost of mutual fund shares sold .....................      (13,251,929)      (11,294,219)       (1,956,554)         (841,455)
                                                          --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...............       (6,735,701)         (855,802)          327,613          (262,001)
  Change in unrealized gain (loss) on investments .....       17,240,522        20,287,478        (1,893,527)       19,578,193
                                                          --------------    --------------    --------------    --------------
    Net gain (loss) on investments ....................       10,504,821        19,431,676        (1,565,914)       19,316,192
                                                          --------------    --------------    --------------    --------------
  Reinvested capital gains ............................                -                 -                 -                 -
                                                          --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............       10,174,246        21,782,477         2,438,740        18,729,275
                                                          ==============    ==============    ==============    ==============

                                                            OGDivMidCap        OGEqIndx           OGGvtBd          OGLgCapGr
                                                          --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $       61,185           980,684         7,901,146           143,736
  Mortality and expense risk charges (note 2) .........         (426,158)       (1,225,923)       (2,272,515)       (1,861,036)
                                                          --------------    --------------    --------------    --------------
    Net investment income (loss) ......................         (364,973)         (245,239)        5,628,631        (1,717,300)
                                                          --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...............        1,060,874         5,469,833        16,684,317        11,440,460
  Cost of mutual fund shares sold .....................       (1,306,180)       (7,513,722)      (15,356,492)      (18,675,326)
                                                          --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...............         (245,306)       (2,043,889)        1,327,825        (7,234,866)
  Change in unrealized gain (loss) on investments .....        9,109,820        24,964,831        (4,951,216)       41,791,478
                                                          --------------    --------------    --------------    --------------
    Net gain (loss) on investments ....................        8,864,514        22,920,942        (3,623,391)       34,556,612
                                                          --------------    --------------    --------------    --------------
  Reinvested capital gains ............................                -                 -                 -                 -
                                                          --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $    8,499,541        22,675,703         2,005,240        32,839,312
                                                          ==============    ==============    ==============    ==============

                                                            OGMidCapGr         OGMidCapV
                                                          --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................                -           300,892
  Mortality and expense risk charges (note 2) .........       (1,848,843)         (729,160)
                                                          --------------    --------------
    Net investment income (loss) ......................       (1,848,843)         (428,268)
                                                          --------------    --------------

  Proceeds from mutual fund shares sold ...............        8,977,202           950,086
  Cost of mutual fund shares sold .....................       (9,623,362)         (813,450)
                                                          --------------    --------------
    Realized gain (loss) on investments ...............         (646,160)          136,636
  Change in unrealized gain (loss) on investments .....       35,031,208        16,572,141
                                                          --------------    --------------
    Net gain (loss) on investments ....................       34,385,048        16,708,777
                                                          --------------    --------------
  Reinvested capital gains ............................                -                 -
                                                          --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............       32,536,205        16,280,509
                                                          ==============    ==============

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                Total                                 FidVIPEI
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $      6,724,800         (12,129,058)            414,651             504,183
  Realized gain (loss) on investments .......        (19,764,131)        (23,004,392)         (2,159,592)         (1,120,355)
  Change in unrealized gain (loss) on
   investments ..............................        203,021,151        (162,271,660)         20,134,448         (20,261,441)
  Reinvested capital gains ..................                  -           5,766,930                   -           2,294,815
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        189,981,820        (191,638,180)         18,389,507         (18,582,798)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................        159,797,606         159,360,249             587,466             573,748
  Transfers between funds ...................                  -                   -               1,552          (4,438,380)
  Redemptions (note 3) ......................       (136,950,175)       (171,692,258)        (10,569,652)        (13,549,469)
  Annuity benefits ..........................            (40,043)            (50,789)            (14,685)            (17,934)
  Contingent deferred sales charges (note 2)          (1,727,828)         (2,626,814)            (74,974)           (134,859)
  Adjustments to maintain reserves ..........             (3,501)            (24,373)                752                 476
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............         21,076,059         (15,033,985)        (10,069,541)        (17,566,418)
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......        211,057,879        (206,672,165)          8,319,966         (36,149,216)
Contract owners' equity beginning of
 period .....................................      1,027,140,264       1,233,812,429          71,668,657         107,817,873
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......   $  1,238,198,143       1,027,140,264          79,988,623          71,668,657
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................         77,631,286          76,471,446           3,900,487           4,811,251
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................         19,664,883          11,364,909             139,922              30,007
  Units redeemed ............................        (16,034,244)        (10,205,069)           (656,648)           (940,771)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................         81,261,925          77,631,286           3,383,761           3,900,487
                                                ================    ================    ================    ================

                                                              FidVIPOv                                GVITMyMkt
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............            (44,853)            (61,639)           (106,969)            (23,636)
  Realized gain (loss) on investments .......         (1,372,888)         (1,400,330)                  -                   -
  Change in unrealized gain (loss) on
   investments ..............................          5,155,775          (1,640,708)                  -                   -
  Reinvested capital gains ..................                  -                   -                   -                   -
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          3,738,034          (3,102,677)           (106,969)            (23,636)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................             85,506             115,485             836,304             695,165
  Transfers between funds ...................            (40,223)           (550,436)           (296,316)          9,044,163
  Redemptions (note 3) ......................         (1,793,347)         (1,754,784)        (10,265,110)        (15,950,347)
  Annuity benefits ..........................             (6,828)             (8,713)                  -                   -
  Contingent deferred sales charges (note 2)             (14,171)            (20,488)           (100,128)           (212,826)
  Adjustments to maintain reserves ..........                629                 917             (24,234)            (10,556)
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............         (1,768,434)         (2,218,019)         (9,849,484)         (6,434,401)
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......          1,969,600          (5,320,696)         (9,956,453)         (6,458,037)
Contract owners' equity beginning
 of period ..................................         10,329,328          15,650,024          21,735,441          28,193,478
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......         12,298,928          10,329,328          11,778,988          21,735,441
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................          1,052,589           1,255,812           1,659,910           2,150,857
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................             59,291              10,718             782,366             769,840
  Units redeemed ............................           (226,936)           (213,941)         (1,536,547)         (1,260,787)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................            884,944           1,052,589             905,729           1,659,910
                                                ================    ================    ================    ================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             GVITNWFund                                 OGBal
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $       (330,575)           (268,310)          2,350,801          (2,133,581)
  Realized gain (loss) on investments .......         (6,735,701)         (9,191,185)           (855,802)           (946,973)
  Change in unrealized gain (loss) on
   investments ..............................         17,240,522          (1,837,386)         20,287,478         (20,880,697)
  Reinvested capital gains ..................                  -                   -                   -             254,040
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         10,174,246         (11,296,881)         21,782,477         (23,707,211)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................            797,716             745,334           9,469,317           8,142,958
  Transfers between funds ...................           (172,486)         (3,355,439)          6,891,890          (2,986,959)
  Redemptions (note 3) ......................         (5,917,548)         (7,747,366)        (17,831,769)        (25,039,431)
  Annuity benefits ..........................             (9,279)            (12,089)                  -                   -
  Contingent deferred sales charges (note 2)             (45,439)            (83,465)           (201,302)           (366,532)
  Adjustments to maintain reserves ..........              1,491                 (44)              3,617              (6,333)
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............         (5,345,545)        (10,453,069)         (1,668,247)        (20,256,297)
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......          4,828,701         (21,749,950)         20,114,230         (43,963,508)
Contract owners' equity beginning of
 period .....................................         43,055,172          64,805,122         142,300,618         186,264,126
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......   $     47,883,873          43,055,172         162,414,848         142,300,618
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................          2,662,106           3,269,537           8,688,908           9,913,836
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................            129,161              43,711           1,219,828             501,651
  Units redeemed ............................           (439,153)           (651,142)         (1,335,661)         (1,726,579)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................          2,352,114           2,662,106           8,573,075           8,688,908
                                                ================    ================    ================    ================

                                                               OGBond                                  OGDivEq
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............          4,004,654            (986,403)           (586,917)           (858,512)
  Realized gain (loss) on investments .......            327,613             312,333            (262,001)         (1,106,840)
  Change in unrealized gain (loss) on
   investments ..............................         (1,893,527)          6,749,528          19,578,193         (17,042,129)
  Reinvested capital gains ..................                  -             270,888                   -                   -
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          2,438,740           6,346,346          18,729,275         (19,007,481)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................         33,346,911          30,409,516          20,045,000          21,802,084
  Transfers between funds ...................         (2,321,735)         (3,120,182)          3,198,475           4,380,926
  Redemptions (note 3) ......................         (9,913,685)        (11,284,668)         (7,047,131)         (8,412,886)
  Annuity benefits ..........................                  -                   -                   -                   -
  Contingent deferred sales charges (note 2)            (164,808)           (191,768)           (123,222)           (167,083)
  Adjustments to maintain reserves ..........             (5,442)                295              (2,530)             (1,012)
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............         20,941,241          15,813,193          16,070,592          17,602,029
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......         23,379,981          22,159,539          34,799,867          (1,405,452)
Contract owners' equity beginning of
 period .....................................         87,696,413          65,536,874          65,669,013          67,074,465
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......        111,076,394          87,696,413         100,468,880          65,669,013
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................          6,763,970           5,487,493           9,913,935           7,618,158
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................          3,180,791           1,686,780           3,706,833           2,854,054
  Units redeemed ............................         (1,588,290)           (410,303)         (1,417,905)           (558,277)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................          8,356,471           6,763,970          12,202,863           9,913,935
                                                ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             OGDivMidCap                              OGEqIndx
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $       (364,973)           (396,393)           (245,239)         (1,143,853)
  Realized gain (loss) on investments .......           (245,306)           (564,026)         (2,043,889)         (2,146,195)
  Change in unrealized gain (loss) on
   investments ..............................          9,109,820          (5,480,762)         24,964,831         (20,745,992)
  Reinvested capital gains ..................                  -                   -                   -                   -
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          8,499,541          (6,441,181)         22,675,703         (24,036,040)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................          5,587,881           7,589,630          15,428,520          16,653,753
  Transfers between funds ...................            536,935          (1,226,694)          3,553,050           1,492,739
  Redemptions (note 3) ......................         (2,800,856)         (3,834,851)         (9,065,563)        (10,682,883)
  Annuity benefits ..........................                  -                   -              (8,054)            (10,882)
  Contingent deferred sales charges (note 2)             (50,084)            (84,709)           (165,893)           (203,080)
  Adjustments to maintain reserves ..........              3,379              (3,169)               (551)             (5,263)
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............          3,277,255           2,440,207           9,741,509           7,244,384
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......         11,776,796          (4,000,974)         32,417,212         (16,791,656)
Contract owners' equity beginning of
 period .....................................         27,498,856          31,499,830          80,297,738          97,089,394
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......   $     39,275,652          27,498,856         112,714,950          80,297,738
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................          2,787,156           2,590,038          10,354,233           9,575,988
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................            759,212             275,982           3,109,212           1,066,628
  Units redeemed ............................           (454,337)            (78,864)         (1,954,894)           (288,383)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................          3,092,031           2,787,156          11,508,551          10,354,233
                                                ================    ================    ================    ================

                                                               OGGvtBd                                OGLgCapGr
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............          5,628,631          (1,934,577)         (1,717,300)         (2,182,757)
  Realized gain (loss) on investments .......          1,327,825             571,650          (7,234,866)         (7,880,205)
  Change in unrealized gain (loss) on
   investments ..............................         (4,951,216)         16,564,155          41,791,478         (51,583,487)
  Reinvested capital gains ..................                  -                   -                   -                   -
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          2,005,240          15,201,228          32,839,312         (61,646,449)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................         38,195,394          31,508,250          10,105,689          11,153,911
  Transfers between funds ...................        (12,839,574)         17,562,228             (96,338)         (8,885,484)
  Redemptions (note 3) ......................        (24,773,223)        (24,418,766)        (16,273,733)        (22,532,390)
  Annuity benefits ..........................             (1,197)             (1,171)                  -                   -
  Contingent deferred sales charges (note 2)            (315,987)           (402,637)           (182,264)           (322,233)
  Adjustments to maintain reserves ..........             (5,955)              7,808               5,228              (1,422)
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............            259,458          24,255,712          (6,441,418)        (20,587,618)
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......          2,264,698          39,456,940          26,397,894         (82,234,067)
Contract owners' equity beginning
 of period ..................................        169,614,471         130,157,531         132,014,235         214,248,302
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......        171,879,169         169,614,471         158,412,129         132,014,235
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................         10,193,980           8,667,671           9,560,962          10,953,265
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................          3,197,606           2,033,466           1,119,738             766,367
  Units redeemed ............................         (3,184,713)           (507,157)         (1,566,775)         (2,158,670)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................         10,206,873          10,193,980           9,113,925           9,560,962
                                                ================    ================    ================    ================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                             OGMidCapGr                               OGMidCapV
                                                ------------------------------------    ------------------------------------
                                                      2003                2002                2003                2002
                                                ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ..............   $     (1,848,843)         (2,008,192)           (428,268)           (635,388)
  Realized gain (loss) on investments .......           (646,160)            224,285             136,636             243,449
  Change in unrealized gain (loss) on
   investments ..............................         35,031,208         (36,133,740)         16,572,141          (9,979,001)
  Reinvested capital gains ..................                  -                   -                   -           2,947,187
                                                ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         32,536,205         (37,917,647)         16,280,509          (7,423,753)
                                                ----------------    ----------------    ----------------    ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract
   owners (note 3) ..........................         13,203,522          15,125,888          12,108,380          14,844,527
  Transfers between funds ...................            570,420          (4,864,428)          1,014,350          (3,052,054)
  Redemptions (note 3) ......................        (15,942,115)        (20,335,661)         (4,756,443)         (6,148,756)
  Annuity benefits ..........................                  -                   -                   -                   -
  Contingent deferred sales charges (note 2)            (204,741)           (307,016)            (84,815)           (130,118)
  Adjustments to maintain reserves ..........             (1,450)             (1,238)             21,565              (4,832)
                                                ----------------    ----------------    ----------------    ----------------
      Net equity transactions ...............         (2,374,364)        (10,382,455)          8,303,037           5,508,767
                                                ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .......         30,161,841         (48,300,102)         24,583,546          (1,914,986)
Contract owners' equity beginning of
 period .....................................        129,572,368         177,872,470          45,687,954          47,602,940
                                                ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .......   $    159,734,209         129,572,368          70,271,500          45,687,954
                                                ================    ================    ================    ================
CHANGES IN UNITS:
  Beginning units ...........................          6,088,122           6,588,288           4,004,928           3,589,252
                                                ----------------    ----------------    ----------------    ----------------
  Units purchased ...........................            906,669             750,973           1,354,254             574,732
  Units redeemed ............................         (1,014,306)         (1,251,139)           (658,079)           (159,056)
                                                ----------------    ----------------    ----------------    ----------------
  Ending units ..............................          5,980,485           6,088,122           4,701,103           4,004,928
                                                ================    ================    ================    ================

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                   (FidVIPOv)

              Portfolios of the Gartmore GVIT (managed for a fee by an
               affiliated investment advisor);
                 Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                   (formerly Gartmore GVIT Total Return Fund - Class I)

              Funds of The One Group(R) Investment Trust (One Group(R) IT);
                 One Group(R) IT Balanced Portfolio (OGBal)
                 One Group(R) IT Bond Portfolio (OGBond)
                 One Group(R) IT Diversified Equity Portfolio (OGDivEq)
                 One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT Equity Index Portfolio (OGEqIndx)
                 One Group(R) IT Government Bond Portfolio (OGGvtBd)
                 One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
                 One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
                 One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)

          At December 31, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $111,762,375 and $123,909,026, respectively, and total transfers from the Account to the fixed account were $23,833,351 and $48,593,510, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $1,002,276 and $1,140,392 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003.

                                      CONTRACT                                                   INVESTMENT
                                      EXPENSE                      UNIT           CONTRACT         INCOME        TOTAL
                                        RATE*       UNITS       FAIR VALUE     OWNERS' EQUITY      RATIO**     RETURN***
                                      --------    ----------   ------------   ----------------   ----------    ---------
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
  2003 ............................       1.30%    3,383,761   $  23.583981   $     79,802,555         1.79%       28.64%
  2002 ............................       1.30%    3,900,487      18.333686         71,510,304         1.88%      -18.03%
  2001 ............................       1.30%    4,811,251      22.370000        107,607,203         1.77%       -6.20%
  2000 ............................       1.30%    5,350,442      23.843779        127,574,757         1.65%        7.02%
  1999 ............................       1.30%    5,945,562      22.280043        132,467,377         1.43%        4.95%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
  2003 ............................       1.30%      884,944      13.771841         12,187,308         0.81%       41.51%
  2002 ............................       1.30%    1,052,589       9.732257         10,244,067         0.86%      -21.32%
  2001 ............................       1.30%    1,255,812      12.369011         15,533,152         5.48%      -22.20%
  2000 ............................       1.30%    1,416,870      15.898290         22,525,810         1.55%      -20.16%
  1999 ............................       1.30%    1,418,346      19.911517         28,241,420         1.24%       40.77%

Gartmore GVIT Money Market Fund - Class I
  2003 ............................       1.30%      905,729      13.004981         11,778,988         0.62%       -0.68%
  2002 ............................       1.30%    1,659,910      13.094349         21,735,441         1.13%       -0.10%
  2001 ............................       1.30%    2,150,857      13.108020         28,193,477         3.64%        2.25%
  2000 ............................       1.30%    1,409,975      12.819682         18,075,431         4.96%        4.66%
  1999 ............................       1.30%    1,590,430      12.249399         19,481,812         4.06%        3.49%

Gartmore GVIT Nationwide(R) Fund - Class I
  2003 ............................       1.30%    2,352,114      20.300659         47,749,464         0.54%       25.86%
  2002 ............................       1.30%    2,662,106      16.129988         42,939,738         0.83%      -18.43%
  2001 ............................       1.30%    3,269,537      19.774203         64,652,488         0.73%      -12.97%
  2000 ............................       1.30%    3,689,323      22.721959         83,828,646         0.64%       -3.39%
  1999 ............................       1.30%    3,934,051      23.518255         92,522,015         0.67%        5.55%

One Group(R) IT Balanced Portfolio
  2003 ............................       1.30%    8,573,075      18.944760        162,414,848         2.82%       15.68%
  2002 ............................       1.30%    8,688,908      16.377273        142,300,618         0.01%      -12.83%
  2001 ............................       1.30%    9,913,836      18.788301        186,264,135         2.53%       -4.83%
  2000 ............................       1.30%   10,316,643      19.741918        203,670,320         2.97%        0.34%
  1999 ............................       1.30%    9,319,175      19.675211        183,356,734         2.61%        6.79%

One Group(R) IT Bond Portfolio
  2003 ............................       1.30%    8,356,471      13.292261        111,076,394         5.34%        2.52%
  2002 ............................       1.30%    6,763,970      12.965228         87,696,413         0.02%        8.56%
  2001 ............................       1.30%    5,487,493      11.942953         65,536,871         7.11%        7.53%
  2000 ............................       1.30%    3,393,492      11.106864         37,691,054         6.93%       10.75%
  1999 ............................       1.30%      527,721      10.028902          5,292,462         2.95%        0.29% 09/01/99

One Group(R) IT Diversified Equity Portfolio
  2003 ............................       1.30%   12,202,863       8.233222        100,468,880         0.58%       24.30%
  2002 ............................       1.30%    9,913,935       6.623910         65,669,013         0.00%      -24.77%
  2001 ............................       1.30%    7,618,158       8.804552         67,074,468         0.51%      -11.78%
  2000 ............................       1.30%    4,257,854       9.980762         42,496,627         0.47%       -5.60%
  1999 ............................       1.30%      634,909      10.572360          6,712,487         0.21%        5.72% 09/01/99

One Group(R) IT Diversified Mid Cap Portfolio
  2003 ............................       1.30%    3,092,031      12.702218         39,275,652         0.18%       28.74%
  2002 ............................       1.30%    2,787,156       9.866278         27,498,856         0.00%      -18.88%
  2001 ............................       1.30%    2,590,038      12.161916         31,499,825         0.25%       -5.29%
  2000 ............................       1.30%    1,704,013      12.840593         21,880,537         0.39%       17.90%
  1999 ............................       1.30%      256,836      10.890908          2,797,177         0.27%        8.91% 09/01/99

One Group(R) IT Equity Index Portfolio
  2003 ............................       1.30%   11,508,551       9.783845        112,597,879         1.02%       26.32%
  2002 ............................       1.30%   10,354,233       7.745389         80,197,562         0.00%      -23.49%
  2001 ............................       1.30%    9,575,988      10.123309         96,940,686         0.88%      -13.48%
  2000 ............................       1.30%    7,735,534      11.701041         90,513,800         1.13%      -10.65%
  1999 ............................       1.30%    4,127,917      13.095858         54,058,615         1.56%       19.54%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                      CONTRACT                                                   INVESTMENT
                                      EXPENSE                      UNIT           CONTRACT        INCOME         TOTAL
                                        RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY     RATIO**      RETURN***
                                      --------    ----------   ------------   ----------------   ----------    ---------
One Group(R) IT Government Bond Portfolio
  2003 ............................       1.30%   10,206,873   $  16.838970   $    171,873,228         4.63%        1.21%
  2002 ............................       1.30%   10,193,980      16.637997        169,607,409         0.01%       10.80%
  2001 ............................       1.30%    8,667,671      15.016436        130,157,527         6.01%        5.65%
  2000 ............................       1.30%    6,585,647      14.213181         93,602,993         6.08%       10.55%
  1999 ............................       1.30%    4,913,504      12.856498         63,170,454         5.64%       -2.60%

One Group(R) IT Large Cap Growth Portfolio
  2003 ............................       1.30%    9,113,925      17.381329        158,412,129         0.10%       25.88%
  2002 ............................       1.30%    9,560,962      13.807631        132,014,235         0.00%      -29.41%
  2001 ............................       1.30%   10,953,265      19.560223        214,248,306         0.00%      -21.32%
  2000 ............................       1.30%   11,461,570      24.860865        284,944,544         0.00%      -23.95%
  1999 ............................       1.30%   10,080,320      32.691561        329,541,396         0.15%       27.59%

One Group(R) IT Mid Cap Growth Portfolio
  2003 ............................       1.30%    5,980,485      26.709240        159,734,209         0.00%       25.50%
  2002 ............................       1.30%    6,088,122      21.282814        129,572,368         0.00%      -21.17%
  2001 ............................       1.30%    6,588,288      26.998285        177,872,477         0.00%      -11.82%
  2000 ............................       1.30%    6,308,189      30.617485        193,140,882         0.00%        4.42%
  1999 ............................       1.30%    4,765,508      29.321738        139,732,977         0.00%       23.79%

One Group(R) IT Mid Cap Value Portfolio
  2003 ............................       1.30%    4,701,103      14.947875         70,271,500         0.52%       31.03%
  2002 ............................       1.30%    4,004,928      11.407934         45,687,954         0.00%      -13.98%
  2001 ............................       1.30%    3,589,252      13.262635         47,602,939         0.69%        3.43%
  2000 ............................       1.30%    2,554,744      12.823112         32,759,768         1.07%       26.26%
  1999 ............................       1.30%      397,678      10.156152          4,038,878         0.47%        1.56% 09/01/99
                                                                              ----------------

2003 Reserves for annuity contracts in payout phase: ......................            555,109
                                                                              ----------------
2003 Contract owners' equity ..............................................   $  1,238,198,143
                                                                              ================
2002 Reserves for annuity contracts in payout phase: ......................            466,286
                                                                              ----------------
2002 Contract owners' equity ..............................................   $  1,027,140,264
                                                                              ================
2001 Reserves for annuity contracts in payout phase: ......................            628,875
                                                                              ----------------
2001 Contract owners' equity ..............................................   $  1,233,812,429
                                                                              ================
2000 Reserves for annuity contracts in payout phase: ......................            735,497
                                                                              ----------------
2000 Contract owners' equity ..............................................   $  1,253,440,666
                                                                              ================
1999 Contract owners' equity ..............................................   $  1,061,413,808
                                                                              =====-==========

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

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                                       14

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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                                       15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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